17. Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENT REPORTING

15. SEGMENT REPORTING

The Company has five reportable operating segments as determined by management using the “management approach” as defined by the authoritative guidance on Disclosures about Segments of an Enterprise and Related Information: (1) Mobile home lease (We Three), (2) Company-owned Pizza Restaurants (Romeo’s NY Pizza), (3) “Repicci’s Italian Ice” franchised stores. (4) Tax resolution services (Platinum Tax Defenders) and Key Tax Group. These segments are a result of differences in the nature of the products and services sold. Corporate administration costs, which include, but are not limited to, general accounting, human resources, legal and credit and collections, are partially allocated to the three operating segments. Other revenue consists of nonrecurring items.

The mobile home lease segment establishes mobile home business as an option for a homeowner wishing to avoid large down payments, expensive maintenance costs, monthly mortgage payments and high property taxes. If bad credit is an issue preventing people from purchasing a traditional house, the Company will provide a financial leasing option with "0" interest on the lease providing a "lease to own" option for their family home.

The Company-owned Pizza Restaurant segment includes sales and operating results for all Company-owned restaurants. Assets for this segment include equipment, furniture and fixtures for the Company-owned restaurants.

Repicci’s Group offers franchisees for the operation of “Repicci’s Italian Ice” franchises. These franchised stores specialize in the distribution of nonfat frozen confections.

The number of franchise agreements in force as of September 30, 2019 was forty-five (45), seven (7) new state of the art “mobile” units.

Platinum Tax Defenders and Key Tax Group provides tax resolution services to individuals and companies that have federal and state tax liabilities. These companies collect fees based on efforts to negotiate and assist in the settlement of outstanding tax debts.

Key Tax Group provides tax resolution services to individuals and companies that have federal and state tax liabilities. The Company collects fees based on efforts to negotiate and assist in the settlement of outstanding tax debts.

The Company discontinued its operation of Red Rock Travel Group in June 2019. The Company may be liable for any commitments and contingencies in connection with its operation.

For the three month period ended
	September 30, 2019		September 30, 2018
Revenues:		Revenues:
We Three	$82,699	We Three	$44,740
Romeo’s NY Pizza	324,440	Romeo’s NY Pizza	148,540
Repicci's Group	145,335	Repicci's Group	151,904
Platinum Tax	1,599,601	Platinum Tax	229,124
Key Tax	589,816	Key Tax	–
Other	–	Other	123,576
Consolidated revenues	$2,741,891	Consolidated revenues	$697,884

Cost of Sales:		Cost of Sales:
We Three	$86,710	We Three	$43,305
Romeo’s NY Pizza	238,363	Romeo’s NY Pizza	111,814
Repicci's Group	136,711	Repicci's Group	154,572
Platinum Tax	500,676	Platinum Tax	155,475
Key Tax	254,832	Key Tax	–
Other	–	Other	125,900
Consolidated cost of sales	$1,217,292	Consolidated cost of sales	$591,066

Income (Loss) before taxes		Income (Loss) before taxes
We Three	$(5,017)	We Three	$(23,281)
Romeo’s NY Pizza	17,929	Romeo’s NY Pizza	3,325
Repicci’s Group	(19,253)	Repicci’s Group	(213,683)
Platinum Tax	107,947	Platinum Tax	(249,134)
Key Tax	290,137	Key Tax	–
Others	(3,382,202)	Others	(4,533,087)
Consolidated gain/(loss) before taxes	$(2,990,459)	Consolidated gain/(loss) before taxes	$(5,015,460)

For the nine month period ended
	September 30, 2019		September 30, 2018
Revenues:		Revenues:
We Three	$135,577	We Three	$143,403
Romeo’s NY Pizza	472,237	Romeo’s NY Pizza	452,555
Repicci's Group	177,962	Repicci's Group	578,668
Platinum Tax	2,226,828	Platinum Tax	229,124
Key Tax	589,816	Key Tax	–
Other	(0)	Other	123,576
Consolidated revenues	$3,602,420	Consolidated revenues	$1,527,326

Cost of Sales:		Cost of Sales:
We Three	$153,873	We Three	$145,650
Romeo’s NY Pizza	348,386	Romeo’s NY Pizza	324,661
Repicci's Group	176,331	Repicci's Group	435,302
Platinum Tax	703,809	Platinum Tax	155,475
Key Tax	254,832	Key Tax	–
Other	1	Other	125,900
Consolidated cost of sales	$1,637,231	Consolidated cost of sales	$1,186,988

Income (Loss) before taxes		Income (Loss) before taxes
We Three	$(25,123)	We Three	$(29,357)
Romeo’s NY Pizza	22,727	Romeo’s NY Pizza	29,048
Repicci’s Group	(35,380)	Repicci’s Group	(83,816)
Platinum Tax	137,574	Platinum Tax	(249,134)
Key Tax	290,137	Key Tax	–
Others	(9,523,041)	Others	(5,378,790)
Consolidated gain/(loss) before taxes	$(9,133,106)	Consolidated gain/(loss) before taxes	$(5,712,049)

	As of		As of
	September 30, 2019		December 31, 2018
Assets:		Assets:
We Three	$293,162	We Three	$314,003
Romeo’s NY Pizza	52,590	Romeo’s NY Pizza	121,339
Repicci’s Group	64,256	Repicci’s Group	258,649
Platinum Tax	94,461	Platinum Tax	108,569
Key Tax	167,502	Key Tax	–
Others	4,789,072	Others	2,676,437
Combined assets	$5,461,043	Combined assets	$3,478,997

17.	SEGMENT REPORTING

The Company has six reportable operating segments as determined by management using the “management approach” as defined by the authoritative guidance on Disclosures about Segments of an Enterprise and Related Information: (1) Mobile home lease (We Three), (2) Company-owned Pizza Restaurants (Romeo’s NY Pizza), (3) “Repicci’s Italian Ice” franchised stores.(4) Travel related services (Red Rock Travel Group, and (5) Tax resolution services (Platinum Tax Defenders). These segments are a result of differences in the nature of the products and services sold. Corporate administration costs, which include, but are not limited to, general accounting, human resources, legal and credit and collections, are partially allocated to the three operating segments. Other revenue consists of nonrecurring items.

The mobile home lease segment establishes mobile home business as an option for a homeowner wishing to avoid large down payments, expensive maintenance costs, monthly mortgage payments and high property taxes. If bad credit is an issue preventing people from purchasing a traditional house, the Company will provide a financial leasing option with "0" interest on the lease providing a "lease to own" option for their family home .

The Company-owned Pizza Restaurant segment includes sales and operating results for all Company-owned restaurants. Assets for this segment include equipment, furniture and fixtures for the Company-owned restaurants.

Repicci’s Group offers franchisees for the operation of “Repicci’s Italian Ice” franchises. These franchised stores specialize in the distribution of nonfat frozen confections.

The number of franchise agreements in force as of December 31, 2018 was forty-five (45), seven (7) new state of the art “mobile” units.

Platinum Tax Defenders provides tax resolution services to individuals and companies that have federal and state tax liabilities. The company collects fees based on efforts to negotiate and assist in the settlement of outstanding tax debts.

Red Rock Travel Group is a travel services company that provides discounted travel packages. The packages are marketed in conjunction with interval ownership properties and the company earns fees for scheduling the client visits and commissions on travel packages sold.

	For the year ended
	December 31, 2018	December 31, 2017
Revenues:
We Three	$186,096	$193,601
Romeo’s NY Pizza	602,866	592,445
Repicci's Group	538,156	835,968
Platinum Tax	899,748	–
Other	–	3,754
Consolidated revenues	$2,226,866	$1,625,768

Cost of Sales:
We Three	$182,690	$155,416
Romeo’s NY Pizza	446,880	429,779
Repicci's Group	503,478	846,714
Platinum Tax	337,986	–
Other	–	–
Consolidated cost of sales	$1,471,034	$1,431,909

Income (Loss) before taxes
We Three	$(1,468)	$(4,494)
Romeo’s NY Pizza	28,336	(185,299)
Repicci’s Group	(10,395)	(111,302)
Platinum Tax	(168,851)	–
Others	(3,798,514)	(3,350,900)
Consolidated gain/(loss) before taxes	$(3,950,892))	$(3,651,995)

	As of	As of
	December 31, 2018	December 31, 2017
Assets:
We Three	$318,285	$235,532
Romeo’s NY Pizza	108,908	158,551
Repicci’s Group	169,030	293,216
Platinum Tax	60,578	–
Others	2,676,140	631,762
Combined assets	$3,332,941	$1,319,061